Document and Entity Information	May 17, 2022
Cover [Abstract]
Entity Address, Country	GB
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001492633
Document Type	8-K
Document Period End Date	May 17, 2022
Entity Registrant Name	NIELSEN HOLDINGS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-35042
Entity Tax Identification Number	98-1225347
Entity Address, Address Line One	675 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10010
City Area Code	(410)
Local Phone Number	717-7134
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, par value €0.07 per share
Trading Symbol	NLSN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false